Income Taxes - Schedule of Statutory Income Tax Rate to Effective Tax Rate (Detail)			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2018	Dec. 22, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Line Items]
Effective tax rate			8.20%	5.50%	6.60%	2.70%
StepStone Group LP
Income Tax Disclosure [Line Items]
Federal tax at statutory rate	21.00%	35.00%					21.00%	21.00%	31.60%
State and local income tax (net of federal tax benefit)							0.70%	0.60%	0.70%
Income passed through to limited partners							(21.00%)	(21.00%)	(31.60%)
Foreign income tax							1.90%	2.10%	1.60%
Effective tax rate							2.60%	2.70%	2.30%